LEASES (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2023	Feb. 28, 2023	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Finance lease liability			$ 303,000
Weighted average incremental borrowing rate	6.00%
Lease payments	$ 2,200,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance lease liability		$ 405,000
Service contract value		$ 158,000